Fair Value Measurements - Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	$ 32	$ 32	$ 41
Losses Recorded During the Period	13	14	2,591
Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Period	11	9	1,213
Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Period		1	1,362
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount		32	41
Fair Value of Loan	879	902	598
Other real estate owned amount	32	32
Total Losses	717	717	719
Losses Recorded During the Period		0	2
Fair Value on a Nonrecurring Basis [Member] | Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		452	94
Total Losses		72	74
Losses Recorded During the Period		0	2
Fair Value on a Nonrecurring Basis [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	446	452
Total Losses	72	72
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount		32	41
Fair Value of Loan	879	902	598
Other real estate owned amount	32	32
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		452	94
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	446	452
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	433	450	504
Total Losses	645	645	645
Losses Recorded During the Period		0	0
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	$ 433	$ 450	$ 504